As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22552

Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Rochdale International Trade Fixed Income Fund
Schedule of Investments, March 31, 2013 (Unaudited)
	Percentage of	Coupon		Maturity
	Net Assets	Rate (a)		Date	Cost	Market Value
Long-Term Investments:

Asset Backed Securities:

Hong Kong
Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012, Aggregate Cost $1,044,550) (b)(c)	4.1%	14.29%		02/12/2016	$1,039,131	$1,037,220

Turkey
Yapi DPR Finance Co. Series 2010-1 - Class A	1.5	0.92		11/21/2014	358,391	360,527

Total Asset Backed Securities	5.6				1,397,522	1,397,747

Corporate Bank Loans:

Angola
Ministry of Finance of the Republic of Angola	3.9	5.94		02/24/2018	991,282	992,500
TAAG Linhas Aereas de Angola	2.9	6.29		06/01/2016	724,866	724,028

	6.8				1,716,148	1,716,528
Azerbaijan
Azerbaijan Railways	3.5	4.20		01/09/2015	876,235	879,097

Brazil
Amaggi Exportacao Importacao Ltd.	2.9	2.96		08/29/2014	745,871	735,750
Bahia Speciality Cellulose S.A.	3.9	4.17		02/02/2018	992,669	997,500

	6.8				1,738,540	1,733,250
Colombia
Tuscany International Drilling Inc.	3.8	6.78		09/14/2017	968,245	974,748

India
Alok Singapore Pte Ltd.	4.0	4.18		03/15/2014	998,000	998,000
Bajaj Hindusthan Sugar & Industries Ltd. - IFC Term B1	1.9	1.70		03/15/2014	493,551	486,000
Twin Start Mauritius Holdings Ltd. - Vendata Resources PLC	3.9	3.45		12/07/2014	978,133	990,000

	9.8				2,469,684	2,474,000
Kazakhstan
Eastcomtrans Kazakhstan	3.3	6.20		04/01/2016	819,348	824,280
Kazmunaigaz Finance Sub BV	3.9	2.40		07/15/2016	990,580	991,500

	7.2				1,809,928	1,815,780
Macedonia
Solway Investment Group United and Solway Industries Ltd. (Solway)	3.7	6.20		05/09/2016	914,293	925,195

Mongolia
Just Group LLC	3.4	7.20		10/10/2014	858,806	858,887
MCS Holding LLC (Tranche A)	1.7	6.29		11/23/2015	423,744	423,214
MCS Holding LLC (Tranche B)	2.2	7.79		11/23/2017	563,158	563,714
Shunkhlai LLC	4.0	4.50		08/24/2013	994,512	999,800

	11.3				2,840,220	2,845,615
Panama
Banana International Corp. BIC	4.0	8.00		06/15/2015	988,916	1,000,500

Russia
Mechel (Tranche A)	1.2	5.28		08/07/2015	326,360	311,030
Mechel (Tranche B)	2.5	5.28		08/10/2015	649,633	628,970
Rosneft	1.3	1.45		07/15/2013	331,179	335,833

	5.0				1,307,172	1,275,833
Sierra Leone
African Minerals	3.6	5.87		03/31/2017	903,335	903,335

Tanzania
Export Trading Group Pte	0.2	3.19		08/01/2013	58,255	59,058

Ukraine
Metinvest BV	3.9	5.06		05/31/2015	982,127	990,000

United Arab Emirates
Ammalay Commodities Dubai, REI-AGRO	4.0	6.30		04/29/2016	991,304	1,003,500

United Kingdom
Stemcor Holdings Ltd.	3.9	2.66		04/30/2013	988,616	989,851

Vietnam
Ma San Thai Nguyen Resources Co. Ltd.	3.9	9.95		03/07/2014	990,880	996,500

Total Corporate Bank Loans	81.4				20,543,898	20,582,790

Promissory Note:

Turkey
Bossa Ticaret ve Sanayi Isletmeleri	1.2	0.00	(d)	08/05/2013	309,156	310,651

Total Long-Term Investments	88.2				22,250,576	22,291,188

Short-Term Investment:

Money Market Fund
United States
First American Government Obligations Fund, 0.02% (e)	18.8				4,743,010	4,743,010

Total Investments	107.0%				$26,993,586	$27,034,198

(a)	Variable rate.
(b)	144a restricted security.
(c)	Private placement.
(d)	Zero rate coupon.
(e)	7-day yield.

Rochdale International Trade Fixed Income Fund
Schedule of Investments, Continued
March 31, 2013 (Unaudited)

Percentage of
Sector	Net Assets
Basic Industry	34.4%
Consumer Cyclical	1.2%
Consumer Non-Cyclical	13.0%
Diversified/Conglomerate Manufacturing	7.5%
Financial	9.4%
Oil & Gas	13.1%
Services	9.6%

Total Long-Term Investments	88.2%
Money Market Fund	18.8%

Total Investments	107.0%

Rochdale International Trade Fixed Income Fund
Schedule of Investments, March 31, 2013 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The Fund pursues its investment objectives by investing primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

Rochdale Investment Management LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund. The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.
Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded. If no sales of particular securities are reported on a particular day, the securities will be valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share. Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity and will base its estimation of fair value on this presumption.
Where the Sub-Adviser decides that the Fund will not to hold the security to maturity, the basis of its fair value estimates will differ. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. When making a determination of the fair value of a trade finance-related security, the Sub-Adviser will consider a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Sub-Adviser will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation. Where investments are valued using this methodology and are valued by the Sub-Adviser, they will be considered Level 3 assets.
Where investments are valued independently by a third party, such as Debtdomain, using such a methodology they will be considered Level 2 assets.

Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally relies on the Sub-Adviser’s good faith estimate, or, if and when appropriate, the Manager or Sub-Adviser may provide for using a third-party pricing system, agent, or dealer selected by the Sub-Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading. When appropriate the Manager and Sub-Adviser may determine a security’s fair value based on an assessment of multiple factors, including the value provided by an independent third party but which may not agree with the specific price from such third party providing such service. The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost (or, if purchased at a discount, then at its accredited cost), so long as such valuations are determined by the Board in good faith to represent fair value.

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, less an appropriate discount determined at the discretion of the Sub-Adviser (or if deemed appropriate in the Sub-Adviser’s discretion, by an independent third party), based on the nature and term of the restrictions. Investments valued under this methodology are considered Level 2 assets.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are the classes of investments at March 31, 2013 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Quoted Prices in	Significant	Significant
	Active Markets	Other Observable	Unobservable
	for Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Investments
Asset Backed Securities	$-	$1,397,747	$-	$1,397,747
Corporate Bank Loans	-	20,582,790	-	20,582,790
Promissory Note	-	310,651	-	310,651

Total Long-Term Investments	-	22,291,188	-	22,291,188

Short-Term Investment
Money Market Fund	4,743,010	-	-	4,743,010

Total Investments	$4,743,010	$22,291,188	$-	$27,034,198

From August 1, 2012 (commencement of operations) to March 31, 2013, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$26,993,586
Gross unrealized appreciation	97,556
Gross unrealized depreciation	(56,944)
Net unrealized appreciation	$40,612

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale International Trade Fixed Income Fund

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date                 5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date                 5/29/13

By (Signature and Title)    /s/ William O’Donnell
                                                   William O’Donnell, Treasurer

Date                 5/29/13